Revenue from contracts with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	$ 2,708	$ 2,468	$ 2,194
Europe
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	821	880	921
North America
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	793	621	502
Asia-Pacific
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	631	591	455
Central America, South America, Africa
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	463	376	316
Tech and Games
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,181	1,148	999
Communications and Media
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	645	580	537
eCommerce and FinTech
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	286	292	259
Healthcare
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	159	58	47
Banking, Financial Services and Insurance
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	150	159	97
All others
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	$ 287	$ 231	$ 255